Liability for Pension and Other Retirement Benefits (Details 14) (Other Postretirement Benefit Plans, Defined Benefit [Member]) In Thousands	Mar. 31, 2011 Level 1 [Member] USD ($)	Mar. 31, 2011 Level 1 [Member] JPY (¥)	Mar. 31, 2010 Level 1 [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] Cash [Member] USD ($)	Mar. 31, 2011 Level 1 [Member] Cash [Member] JPY (¥)	Mar. 31, 2010 Level 1 [Member] Cash [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] Foreign Equity Securities [Member] USD ($)	Mar. 31, 2011 Level 1 [Member] Foreign Equity Securities [Member] JPY (¥)	Mar. 31, 2010 Level 1 [Member] Foreign Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] Equity Pooled Funds [Member] USD ($)	Mar. 31, 2011 Level 1 [Member] Equity Pooled Funds [Member] JPY (¥)	Mar. 31, 2010 Level 1 [Member] Equity Pooled Funds [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] Government bonds and municipal bonds [Member] USD ($)	Mar. 31, 2010 Level 1 [Member] Government bonds and municipal bonds [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] Corporate Bonds [Member] USD ($)	Mar. 31, 2010 Level 1 [Member] Corporate Bonds [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] USD ($)	Mar. 31, 2011 Level 2 [Member] JPY (¥)	Mar. 31, 2010 Level 2 [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Cash [Member] USD ($)	Mar. 31, 2010 Level 2 [Member] Cash [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Foreign Equity Securities [Member] USD ($)	Mar. 31, 2010 Level 2 [Member] Foreign Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Equity Pooled Funds [Member] USD ($)	Mar. 31, 2010 Level 2 [Member] Equity Pooled Funds [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Government bonds and municipal bonds [Member] USD ($)	Mar. 31, 2011 Level 2 [Member] Government bonds and municipal bonds [Member] JPY (¥)	Mar. 31, 2010 Level 2 [Member] Government bonds and municipal bonds [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Corporate Bonds [Member] USD ($)	Mar. 31, 2011 Level 2 [Member] Corporate Bonds [Member] JPY (¥)	Mar. 31, 2010 Level 2 [Member] Corporate Bonds [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] USD ($)	Mar. 31, 2010 Level 3 [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] Cash [Member] USD ($)	Mar. 31, 2010 Level 3 [Member] Cash [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] Foreign Equity Securities [Member] USD ($)	Mar. 31, 2010 Level 3 [Member] Foreign Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] Equity Pooled Funds [Member] USD ($)	Mar. 31, 2010 Level 3 [Member] Equity Pooled Funds [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] Government bonds and municipal bonds [Member] USD ($)	Mar. 31, 2010 Level 3 [Member] Government bonds and municipal bonds [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] Corporate Bonds [Member] USD ($)	Mar. 31, 2010 Level 3 [Member] Corporate Bonds [Member] JPY (¥)	Mar. 31, 2011 Cash [Member] USD ($)	Mar. 31, 2011 Cash [Member] JPY (¥)	Mar. 31, 2010 Cash [Member] JPY (¥)	Mar. 31, 2011 Foreign Equity Securities [Member] USD ($)	Mar. 31, 2011 Foreign Equity Securities [Member] JPY (¥)	Mar. 31, 2010 Foreign Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Equity Pooled Funds [Member] USD ($)	Mar. 31, 2011 Equity Pooled Funds [Member] JPY (¥)	Mar. 31, 2010 Equity Pooled Funds [Member] JPY (¥)	Mar. 31, 2011 Government bonds and municipal bonds [Member] USD ($)	Mar. 31, 2011 Government bonds and municipal bonds [Member] JPY (¥)	Mar. 31, 2010 Government bonds and municipal bonds [Member] JPY (¥)	Mar. 31, 2011 Corporate Bonds [Member] USD ($)	Mar. 31, 2011 Corporate Bonds [Member] JPY (¥)	Mar. 31, 2010 Corporate Bonds [Member] JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Fair values of postretirement benefit plan assets
Total	$ 24,506	¥ 2,034,000	¥ 2,227,000	$ 3,410	¥ 283,000	¥ 155,000	$ 7,831	¥ 650,000	¥ 959,000	$ 13,265	¥ 1,101,000	¥ 1,113,000	$ 0	¥ 0	$ 0	¥ 0	$ 39,964	¥ 3,317,000	¥ 3,925,000	$ 0	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 27,422	¥ 2,276,000	¥ 2,936,000	$ 12,542	¥ 1,041,000	¥ 989,000	$ 0	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 3,410	¥ 283,000	¥ 155,000	$ 7,831	¥ 650,000	¥ 959,000	$ 13,265	¥ 1,101,000	¥ 1,113,000	$ 27,422	¥ 2,276,000	¥ 2,936,000	$ 12,542	¥ 1,041,000	¥ 989,000	$ 64,470	¥ 5,351,000	$ 74,120	¥ 6,152,000	¥ 6,579,000